Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2018
Registrant Name	BOND FUND OF AMERICA
Central Index Key	0000013075
Amendment Flag	false
Document Creation Date	Feb. 28, 2019
Document Effective Date	Mar. 01, 2019
Prospectus Date	Mar. 01, 2019
BOND FUND OF AMERICA® | Class A
Prospectus:
Trading Symbol	ABNDX
BOND FUND OF AMERICA® | Class R-1
Prospectus:
Trading Symbol	RBFAX
BOND FUND OF AMERICA® | Class R-2
Prospectus:
Trading Symbol	RBFBX
BOND FUND OF AMERICA® | Class R-3
Prospectus:
Trading Symbol	RBFCX
BOND FUND OF AMERICA® | Class R-4
Prospectus:
Trading Symbol	RBFEX
BOND FUND OF AMERICA® | Class R-5
Prospectus:
Trading Symbol	RBFFX
BOND FUND OF AMERICA® | Class C
Prospectus:
Trading Symbol	BFACX
BOND FUND OF AMERICA® | Class F-1
Prospectus:
Trading Symbol	BFAFX
BOND FUND OF AMERICA® | Class 529-A
Prospectus:
Trading Symbol	CFAAX
BOND FUND OF AMERICA® | Class 529-C
Prospectus:
Trading Symbol	CFACX
BOND FUND OF AMERICA® | Class 529-E
Prospectus:
Trading Symbol	CFAEX
BOND FUND OF AMERICA® | Class 529-F-1
Prospectus:
Trading Symbol	CFAFX
BOND FUND OF AMERICA® | Class F-2
Prospectus:
Trading Symbol	ABNFX
BOND FUND OF AMERICA® | Class R-6
Prospectus:
Trading Symbol	RBFGX
BOND FUND OF AMERICA® | Class R-2E
Prospectus:
Trading Symbol	RBEBX
BOND FUND OF AMERICA® | Class R-5E
Prospectus:
Trading Symbol	RBFHX
BOND FUND OF AMERICA® | Class F-3
Prospectus:
Trading Symbol	BFFAX
BOND FUND OF AMERICA® | Class 529-T
Prospectus:
Trading Symbol	TFBFX
BOND FUND OF AMERICA® | Class T
Prospectus:
Trading Symbol	TBFFX